Summary of Significant Accounting Policies - Notes Receivable from Participants (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Covista Retirement Plan (the "Plan")
Summary of Significant Accounting Policies
Allowances for credit losses	$ 0	$ 0